Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Massachusetts (99.0%)
	Andover MA GO	4.000%	11/15/30	530	633
	Andover MA GO	4.000%	11/15/31	535	637
	Andover MA GO	4.000%	11/15/32	545	648
	Andover MA GO	4.000%	11/15/33	560	664
	Andover MA GO	4.000%	11/15/34	455	538
	Andover MA GO	4.000%	11/15/35	465	549
	Andover MA GO	4.000%	11/15/43	1,810	2,123
	Andover MA GO	4.000%	11/15/48	1,650	1,935
	Arlington MA GO	5.000%	12/1/29	1,535	1,935
	Arlington MA GO	4.000%	12/1/30	620	741
	Arlington MA GO	3.000%	9/1/34	2,155	2,423
	Ashland MA GO	2.250%	5/15/51	1,930	1,865
	Attleboro MA GO	3.000%	2/15/32	605	664
	Attleboro MA GO	4.000%	2/15/49	4,000	4,605
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	516
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	550
[1,2]	Billerica MA GO TOB VRDO	0.030%	9/1/21	2,200	2,200
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	111
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,196
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	772
	Boston MA GO	5.000%	5/1/27	10	13
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,269
[2]	Boston Water & Sewer Commission Water Revenue VRDO	0.010%	9/2/21	4,510	4,510
	Bourne MA GO	4.000%	11/15/30	530	617
	Bourne MA GO	4.000%	11/15/32	665	775
	Bourne MA GO	4.000%	11/15/34	805	936
	Bourne MA GO	4.000%	11/15/35	805	933
	Braintree MA GO	3.000%	6/1/33	1,865	2,086
	Braintree MA GO	3.000%	6/1/34	1,910	2,124
	Braintree MA GO	3.000%	6/1/36	1,790	1,972
	Braintree MA GO	3.000%	6/1/37	395	433
	Burlington MA GO	2.750%	1/15/41	600	630
	Burlington MA GO	2.750%	1/15/42	620	650
	Burlington MA GO	2.750%	1/15/43	635	664
	Burlington MA GO	2.750%	1/15/44	655	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington MA GO	2.750%	1/15/46	1,360	1,413
	Burlington MA GO	2.750%	1/15/50	2,565	2,653
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	575
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,443
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,974
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,645
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,247
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,338
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,102
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,408
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,225
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	673
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,574
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,876
	Commonwealth of Massachusetts GO	5.000%	5/1/30	555	599
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	689
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,035	9,772
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,376
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,465
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,245
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,172
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,353
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,577
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	18,659
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,367
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,470
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	15,921
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,167
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,349
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,399
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,783
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	6,018
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,154
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	6,517
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,000	1,138
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,706
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,746
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	583
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,493
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	6,040
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,498
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	255
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	7,243
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,396
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	577
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,840
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,857
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,040	1,301
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	8,894
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,124
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,970
	Commonwealth of Massachusetts GO	4.000%	4/1/42	100	111
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,614
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,720
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,805	3,220
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,325
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,524
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,085
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,499
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,950
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,231
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,597
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,100	2,446
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,466
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,520	9,786
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,646
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,453
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,385	2,652
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	16,290
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,965
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,553
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,075	5,442
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	18,872
	Commonwealth of Massachusetts GO	5.000%	1/1/49	13,255	16,567
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,990	7,545
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,576
	Commonwealth of Massachusetts GO	2.000%	4/1/50	13,000	11,916
	Commonwealth of Massachusetts GO	2.125%	4/1/51	2,500	2,329
	Commonwealth of Massachusetts GO VRDO	0.010%	9/1/21	2,440	2,440
	Commonwealth of Massachusetts GO VRDO	0.020%	9/2/21	16,975	16,975
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	386
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	4,441
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,481
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,830	26,046
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,917
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,708
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,255
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,803
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	11,344
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,341
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	9,830
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	18,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,244
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,545
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	11,473
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,780	3,425
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,496
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	21,965	27,638
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,520	18,393
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,668
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,840	13,746
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	8,118
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,547
	Dedham MA GO	5.000%	6/1/28	915	1,177
	Dedham MA GO	5.000%	6/1/29	610	804
	Dedham MA GO	4.000%	6/1/30	250	308
	Dedham MA GO	3.000%	6/1/32	890	1,017
	Dedham MA GO	3.000%	6/1/33	890	1,010
	Dedham MA GO	3.000%	6/1/34	890	1,004
	Dedham MA GO	3.000%	6/1/35	880	987
	Dedham MA GO	3.000%	6/1/36	880	982
	Douglas MA GO	4.000%	2/15/30	1,170	1,338
	Douglas MA GO	4.000%	2/15/31	815	931
	Douglas MA GO	4.000%	2/15/32	1,220	1,393
	Easthampton MA GO	4.000%	6/1/29	1,895	2,253
	Easthampton MA GO	4.000%	6/1/30	2,130	2,518
	Easthampton MA GO	3.000%	6/1/37	1,190	1,294
	Easthampton MA GO	3.000%	6/1/38	1,895	2,055
	Easthampton MA GO	3.000%	6/1/39	70	76
	Fall River MA GO	3.000%	12/1/36	2,265	2,491
	Fall River MA GO	3.000%	12/1/37	2,335	2,561
	Framingham MA GO	4.000%	12/1/33	1,015	1,204
[5]	Gardner MA GO	2.000%	8/1/39	1,230	1,203
[5]	Gardner MA GO	2.125%	8/1/46	1,160	1,110
	Harvard MA GO	3.000%	8/15/33	1,265	1,422
	Harvard MA GO	3.000%	8/15/35	1,260	1,412
	Lexington MA GO	3.625%	2/1/49	450	512
	Lincoln MA GO	3.125%	3/1/37	1,880	2,093
	Lincoln MA GO	3.250%	3/1/40	1,150	1,281
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,798
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,555
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,206
	Lowell MA GO	4.000%	9/1/30	1,935	2,330
	Lowell MA GO	3.000%	9/1/33	2,170	2,427
	Lowell MA GO	3.000%	9/1/34	2,215	2,470
	Ludlow MA GO	4.000%	2/1/29	825	965
	Ludlow MA GO	4.000%	2/1/30	855	999

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ludlow MA GO	4.000%	2/1/31	685	799
Ludlow MA GO	3.000%	2/1/34	220	240
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,185	12,532
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,227
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,339
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,241
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,372
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,225
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,564
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	345	424
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,285
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,776
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,523
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,303
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,115
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,054
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,650	3,240
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,497
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,464
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,097
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,652
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	21,667
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,000	16,791
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	850	850
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	8,015	8,015
Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.010%	9/1/21	1,040	1,040
Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.010%	9/1/21	4,370	4,370
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/29	2,030	2,188
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/32	2,500	2,695
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,605	5,916
Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,809
Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,280
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,335
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/35	3,000	3,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	3,195	4,221
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	3,356
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	546
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,759
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/47	225	259
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,934
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,625
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	370	370
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	338
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	967
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,356
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,095
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	28
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	895	973
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,960
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	303
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,404
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	414
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	64
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	661
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,426
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	122
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	956
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,911
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,100	1,291
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	318
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,977
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	5,110
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,793
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,356
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	637
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,537
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,118
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	48
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	125	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,240
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	847
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	909
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	12,117
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	896
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	594
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	462
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,541
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,830
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,057
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,536
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	360
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	155
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	371
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,934
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	908
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	14,700	17,772
	Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,168
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	827
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,387
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,868
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	624
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,661
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,977
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,210
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	35	40
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,997
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	703
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,316
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	760
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,000	1,214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	603
[7]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	33,525	38,764
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,460	7,776
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,777
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,661
	Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	22
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,485
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	520
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	850
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	750
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,092
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,675
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,204
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,400
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	420
	Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,210
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,394
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,110	6,691
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	139
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,121
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,850	3,200
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	356
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	884
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,700
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	2,169
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,249
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	174
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	4,120
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	1,198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	295
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,845	24,672
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,298
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	6,094
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,536
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	356
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,998
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	8,477
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	581
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,439
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,905	10,412
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	4,038
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	1,485	1,649
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,331
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,415
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,155
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	748
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	2,400	2,768
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,921
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,432
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	1,500	1,883
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	2,685	3,213
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,411
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,922
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,791
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	7,500	8,659
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	11,735
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,434
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,827
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	865	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,740	12,232
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,768
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	999
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	7,965
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,000	8,015
[8]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,289
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	14,965	18,454
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	4,705
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	13,640	15,786
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,607
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	9/1/21	2,100	2,100
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	9/1/21	1,800	1,800
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	89
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	318
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	7/1/22	2,435	2,533
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.250%	7/1/22	3,650	3,804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	399
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	112
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,676
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	490
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,387
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	3,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,888
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	2,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,973
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,700	3,359
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	4,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,629
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,020	2,572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,250	1,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,281
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,647

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	731
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,252
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	445	530
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	303
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,673
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,294
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,624
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	253
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,500	1,506
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	800	1,047
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	666
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	2,176
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,408
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,889
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	3,012
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,732
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	201
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,940
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,430	1,436
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,333
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	343
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	4,049
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,197
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,185
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	141
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	966
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,886
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	203
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	314
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,250	1,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	3,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	566
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	2,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,361
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	595
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	397
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.250%	7/1/35	200	217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	4,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	264
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	9,970	11,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	367
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	263
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	7,954
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	459
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,287
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,860	7,231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	983
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,851
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,090	2,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	15,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,166
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,907
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	543
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,212
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,005	5,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	15,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	11,770	13,342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	17
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	250	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,354
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	14,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,676
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,250	4,547
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,455	6,377
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	2,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	6,290
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,250	4,828
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	200	239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,340	7,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	12,365	15,005
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	17,945	20,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	5,325	6,797
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	11,030	13,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,300
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	6,135	8,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	8,755	8,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,698
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	561
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	355
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	382
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	349
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	6,043
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	906
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,110
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	918
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,625
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,388
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,385
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,428
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,723
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	1,054
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,490
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	4,203
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	555
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,869
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,250	8,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	634
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,354
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,760
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,500
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,767
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,170
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,986
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,064
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,199
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	9,179
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	569
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,927
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	8,295	9,095
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,214
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,333
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,563
[1,2]	Massachusetts GO TOB VRDO	0.020%	9/2/21	2,000	2,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	239
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,558
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	9/2/21	3,760	3,760
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,100	3,100
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	28,765	28,765
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	15,345	15,345
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	8,600	8,600
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	9/1/21	34,955	34,955
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	501
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	325	342
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	541
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	395	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	786
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,063
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	460	475
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	355	371
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,607
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,660	3,984
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,100	2,326
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,965	3,154
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,064
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,855
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,337
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,111
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	856
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	700	700
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	121
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,378
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,505	1,756
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,342
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	671
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,055	1,266
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,250	1,672
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	1,137
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,334
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	800
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	931
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	891
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,977
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	663
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	816
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,808
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,578
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	5,666
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	10,313
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,873
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,650	4,839
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	2,939
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,706
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,230	1,448
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,529
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,574
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,338
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,681
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	2,510	2,788
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	7,302
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,032
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	2,500	2,774
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,464
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,300	2,551
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,495	2,927
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	12,070	14,158
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/38	750	832
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,155	8,677
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	4,026
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	7,254
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	3,157
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/45	4,550	5,361
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	1,000	1,147
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,889
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	19,660	24,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	6,417
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,595	12,557
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	12,905
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	9,430	10,207
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,650	1,955
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,780	2,105
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	2,000	2,390
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	5,000	5,976
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	180	215
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,254
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	883
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,031
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,081
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	798
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,352
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	909
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,345
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,333
[8]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	5,213
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,211
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	1,229
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	1,264
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,995
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	3,550
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	12,867
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	708
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,692
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.010%	9/1/21	5,500	5,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,070	1,339
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	6,375	9,361
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,242
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	12,170
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,340	8,451
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,710	2,952
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,356
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	3,111
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,549
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,878
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	9,963
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	1,002
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,635	11,599
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,092
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	7,000	7,652
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	9,029
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	0.010%	9/1/21	3,700	3,700
	Massachusetts Water Resources Authority Water Revenue VRDO	0.020%	9/2/21	3,195	3,195
	Medford MA GO	3.000%	7/15/30	755	858
	Medford MA GO	3.000%	7/15/31	780	883
	Medford MA GO	3.000%	7/15/32	810	913
	Medford MA GO	3.000%	7/15/33	830	930
	Medford MA GO	3.000%	7/15/34	860	958
	Medford MA GO	3.000%	7/15/35	885	981
	Medford MA GO	3.000%	7/15/36	910	1,004
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	21
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,589
	Nantucket MA GO	4.000%	7/15/34	1,045	1,229
	Nantucket MA GO	4.000%	7/15/35	1,085	1,273
	Natick MA GO	4.000%	7/15/30	4,580	5,429
	Natick MA GO	4.000%	7/15/31	4,760	5,628
	Natick MA GO	4.000%	7/15/32	4,890	5,783
	Needham MA GO	4.000%	8/1/30	1,170	1,414
	Needham MA GO	3.000%	7/15/35	765	845
	New Bedford MA GO	3.000%	3/1/34	335	368
	New Bedford MA GO	3.000%	3/1/35	395	433
	New Bedford MA GO	3.000%	3/1/37	235	256
	New Bedford MA GO	2.250%	9/1/43	825	814
	New Bedford MA GO	3.250%	3/1/44	885	964
	Newton MA GO	3.000%	4/1/33	3,440	3,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plymouth MA GO	5.000%	5/1/30	1,955	2,615
	Plymouth MA GO	3.000%	5/1/32	1,625	1,862
	Plymouth MA GO	3.000%	5/1/33	2,020	2,300
	Plymouth MA GO	3.250%	5/1/34	460	511
	Quincy MA GO	4.000%	6/1/30	1,195	1,500
	Quincy MA GO	4.000%	6/1/31	1,235	1,538
	Quincy MA GO	4.000%	1/15/32	1,425	1,760
	Quincy MA GO	3.000%	6/1/32	1,285	1,480
	Quincy MA GO	3.000%	6/1/33	1,330	1,526
	Quincy MA GO	3.000%	6/1/34	1,360	1,549
	Quincy MA GO	2.000%	6/1/46	5,155	4,794
	Randolph MA GO	3.125%	9/15/32	1,065	1,185
	Randolph MA GO	3.125%	9/15/33	1,350	1,498
	Randolph MA GO	3.375%	9/15/35	830	930
	Randolph MA GO	3.375%	9/15/36	785	877
	Rowley MA GO	3.500%	7/15/43	1,625	1,806
	Salem MA GO	3.000%	9/15/34	620	692
	Salem MA GO	3.000%	9/15/35	585	652
	Salem MA GO	3.000%	9/15/36	605	672
	Saugus MA GO	3.000%	9/15/31	930	1,055
	Saugus MA GO	3.000%	9/15/32	800	903
	Saugus MA GO	3.000%	9/15/33	980	1,100
	Saugus MA GO	3.000%	9/15/35	135	150
	Saugus MA GO	3.000%	9/15/36	1,500	1,656
	Sharon MA GO	4.000%	2/15/31	5,875	7,135
	Sharon MA GO	3.000%	2/15/32	2,040	2,307
	Somerville MA GO	4.000%	6/1/30	930	1,172
	Somerville MA GO	4.000%	6/1/31	730	912
	Somerville MA GO	3.000%	6/1/32	1,050	1,202
	Somerville MA GO	3.000%	6/1/33	750	855
	Somerville MA GO	2.000%	6/1/40	1,755	1,703
	Springfield MA GO	5.000%	3/1/30	905	1,137
	Springfield MA GO	4.000%	3/1/31	1,250	1,485
	Springfield MA GO	4.000%	3/1/32	1,285	1,521
	Springfield MA GO	4.000%	3/1/44	2,950	3,355
[5]	Springfield MA GO	3.500%	3/1/47	210	231
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	182
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	417
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	392
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	421
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	479
	Stoughton MA GO	4.000%	10/15/31	3,865	4,578
	Stoughton MA GO	3.000%	10/15/32	1,920	2,125
	Stoughton MA GO	3.000%	10/15/35	370	407
	Taunton MA GO	4.000%	8/15/31	915	1,100
	Taunton MA GO	4.000%	8/15/33	775	928
	Tewksbury MA GO	3.000%	6/1/33	2,720	3,004
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,976
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	3,034
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	3,061
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	4,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,795
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,640
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,439
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,698
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,944
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,350
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,712
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	5,745	6,546
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	11,430	13,456
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,777
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,295
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	10,578
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	2,665	3,059
	Worcester MA GO	4.000%	1/15/32	2,365	2,712
	Worcester MA GO	3.000%	2/1/32	230	256
	Worcester MA GO	4.000%	1/15/33	2,190	2,508
	Worcester MA GO	3.000%	2/1/33	2,155	2,393
					2,725,759
Guam (0.1%)
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	359
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,091
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	835
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	330
					2,615
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	362	349
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	625
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	925
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,215
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,986	6,790
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	864
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	57
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	121
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	175	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,695	1,958
				12,962
Total Tax-Exempt Municipal Bonds (Cost $2,572,389)				2,741,336
Total Investments (99.6%) (Cost $2,572,389)				2,741,336
Other Assets and Liabilities—Net (0.4%)				12,362
Net Assets (100%)				2,753,698
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $28,413,000, representing 1.0% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
7	Securities with a value of $291,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	212	26,228	81

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(42)	(6,217)	10
Ultra Long U.S. Treasury Bond	December 2021	(34)	(6,707)	24
				34
				115
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,741,336	—	2,741,336
Derivative Financial Instruments
Assets
Futures Contracts[1]	115	—	—	115
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.